Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Components of Income Tax Expense Benefit Abstract
Current tax expense	₨ 140,308.9	$ 1,683.6	₨ 156,782.9	₨ 142,446.5
Deferred tax expense/ (benefit)	(57,133.2)	(685.5)	12,280.9	(9,887.3)
Interest on income tax refund	(5,348.6)	(64.2)	(2,946.4)	0.0
Income tax expense	₨ 77,827.1	$ 933.9	₨ 166,117.4	₨ 132,559.2